Goodwill and other intangible assets - Amortization (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Total amortization of intangible assets	¥ 8,288	¥ 7,206	¥ 6,393
Total indefinite lived intangible assets	¥ 11,844	¥ 12,262
Weighted Average | Proprietary technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	12 years
Weighted Average | Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	18 years
Weighted Average | Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	6 years